Available for Sale Securities - Additional Information (Detail) (USD $)	3 Months Ended							12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012 Equity	Dec. 31, 2011 Equity
Schedule of Equity Method Investments [Line Items]
Proceeds from the sale of securities								$ 10,300,000	$ 3,700,000	$ 25,400,000
Gross realized gains from sale of securities	374,000	58,000	198,000	268,000	282,000	197,000	267,000	898,000	746,000	937,000
Company recorded impairment charges								310,000	31,000	447,000
Number of equity investments in various banks									1	5
Fair value, Securities	1,063,016,000				1,110,776,000			1,063,016,000	1,110,776,000
Fair value was not investment-grade rated	2,500,000							2,500,000
Exceeded book value corporate bonds	10.00%				10.00%			10.00%	10.00%
Carrying values of securities	309,900,000				229,000,000			309,900,000	229,000,000
CDO [Member]
Schedule of Equity Method Investments [Line Items]
Company recorded impairment charges								310,000	5,000	78,000
Fair value, Securities	2,500,000				2,500,000			2,500,000	2,500,000	2,500,000
Covered fund securities, divestment date	Jul. 21, 2015							Jul. 21, 2015
Private Label [Member]
Schedule of Equity Method Investments [Line Items]
Fair value, Securities	1,800,000				4,300,000			1,800,000	4,300,000
Company recorded impairment charges										52,000
Fair value, Securities	1,805,000				4,316,000			1,805,000	4,316,000
Equity Securities [Member]
Schedule of Equity Method Investments [Line Items]
Company recorded impairment charges									26,000	317,000
Fair value, Securities	1,921,000				1,818,000			1,921,000	1,818,000
Non Credit Related Securities [Member]
Schedule of Equity Method Investments [Line Items]
Company recorded impairment charges								0	375,000	548,000
Non Credit Related OTTI [Member]
Schedule of Equity Method Investments [Line Items]
Securities recognized in AOCI								0
Trust Preferred Securities [Member]
Schedule of Equity Method Investments [Line Items]
Fair value, Securities	38,906,000				38,027,000			38,906,000	38,027,000
Credit Related Securities [Member]
Schedule of Equity Method Investments [Line Items]
Company recorded impairment charges								310,000	31,000	447,000
Equity method investments, book value	$ 192,000				$ 608,000			$ 192,000	$ 608,000	$ 2,100,000